CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Share capital [1]	Additional paid-in capital	Currency translation differences reserve	Capital reserve from share- based payments	Accumulated loss	Total
Balance at Dec. 31, 2015	$ 0	$ 49,334	$ 185	$ 948	$ (48,328)	$ 2,139
Issuance of shares, net		5,617				5,617
Expiration of options		32		(32)
Share-based payment				270		270
Total change in equity		5,649		238		5,887
Comprehensive income for the year			12			12
Loss for the year					(4,742)	(4,742)
Total comprehensive income (loss) for the year			12		(4,742)	(4,730)
Balance at Dec. 31, 2016	0	54,983	197	1,186	(53,070)	3,296
Issuance of shares, net		4,911				4,911
Expiration of options		149		(149)
Share-based payment				730		730
Total change in equity		5,060		581		5,641
Comprehensive income for the year			260			260
Loss for the year					(9,806)	(9,806)
Total comprehensive income (loss) for the year			260		(9,806)	(9,546)
Balance at Dec. 31, 2017	0	60,043	457	1,767	(62,876)	(609)
Issuance of shares, net		10,419				10,419
Exercise of share options		7		(1)		6
Expiration of options		126		(126)
Share-based payment				1,926		1,926
Total change in equity		10,552		1,799		12,351
Comprehensive income for the year			415		32	447
Loss for the year					(13,279)	(13,279)
Total comprehensive income (loss) for the year			415		(13,247)	(12,832)
Balance at Dec. 31, 2018	$ 0	$ 70,595	$ 872	$ 3,566	$ (76,123)	$ (1,090)

[1]	See Note 8.